INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

Intangible assets were comprised of the following at:

	June 30, 2021	December 31, 2020
Goodwill	$747,976	$747,976
License	354,322	354,322
Patents	190,789	190,789
Accumulated Amortization	(69,282)	(63,344)
Net Intangible Assets	$1,223,805	$1,229,743

Our Amortization Expense for three months ended June 30, 2021 and 2020 was $2,969 and $2,969 respectively.

Our Amortization Expense for six months ended June 30, 2021 and 2020 was $5,938 and $5,938 respectively.

NOTE 6 – INTANGIBLE ASSETS

Intangible assets were comprised of the following at:

	December 31, 2020	December 31, 2019
Goodwill	$747,976	$747,976
License	354,322	354,322
Patents	190,789	190,789
Accumulated Amortization	(63,344)	(51,467)
Net Intangible Assets	$1,229,743	$1,241,620

Our Amortization Expense for the years ended December 31, 2020 and 2019 was $11,877 and 11,877 respectively.